UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-6180

Name of Fund: Merrill Lynch Utilities and Telecommunications Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch Utilities and Telecommunications Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 11/30/2006

Date of reporting period: 12/01/05 - 02/28/06

Item 1 - Schedule of Investments

Merrill Lynch Utilities and Telecommunications Fund, Inc.
Schedule of Investments as of February 28, 2006                (in U.S. dollars)

                                                             Shares
Country                Industry                                Held  Common Stocks                                       Value
----------------------------------------------------------------------------------------------------------------------------------
Austria - 0.4%         Diversified Telecommunication         14,000  Telekom Austria AG (b)                          $     645,400
                       Services - 0.4%
                       -----------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Austria                        645,400
----------------------------------------------------------------------------------------------------------------------------------
Brazil - 3.8%          Diversified Telecommunication         18,000  Brasil Telecom Participacoes SA (b)                   715,500
                       Services - 0.8%                       28,000  Tele Norte Leste Participacoes SA (b)                 518,840
                                                                                                                     -------------
                                                                                                                         1,234,340
                       -----------------------------------------------------------------------------------------------------------
                       Electric Utilities - 1.8%             29,200  CPFL Energia SA (b)                                 1,340,280
                                                             88,400  EDP - Energias do Brasil SA                         1,344,938
                                                                                                                     -------------
                                                                                                                         2,685,218
                       -----------------------------------------------------------------------------------------------------------
                       Independent Power Producers &            200  Tractebel Energia SA                                    1,634
                       Energy Traders - 0.0%
                       -----------------------------------------------------------------------------------------------------------
                       Oil, Gas & Consumable                  5,900  Petroleo Brasileiro SA (b)                            516,486
                       Fuels - 0.3%
                       -----------------------------------------------------------------------------------------------------------
                       Wireless Telecommunication            35,000  Tim Participacoes SA (b)                            1,309,000
                       Services - 0.9%
                       -----------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Brazil                       5,746,678
----------------------------------------------------------------------------------------------------------------------------------
Canada - 6.9%          Diversified Telecommunication        101,700  BCE, Inc.                                           2,467,242
                       Services - 4.4%                       50,500  TELUS Corp.                                         1,984,143
                                                             56,224  TELUS Corp. (Non-Voting Shares)                     2,183,840
                                                                                                                     -------------
                                                                                                                         6,635,225
                       -----------------------------------------------------------------------------------------------------------
                       Oil, Gas & Consumable                 11,000  Husky Energy, Inc.                                    672,402
                       Fuels - 1.4%                          10,100  Suncor Energy, Inc. (b)                               754,975
                                                             11,800  Talisman Energy, Inc.                                 619,736
                                                                                                                     -------------
                                                                                                                         2,047,113
                       -----------------------------------------------------------------------------------------------------------
                       Wireless Telecommunication            41,300  Rogers Communications, Inc. Class B                 1,653,239
                       Services - 1.1%
                       -----------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Canada                      10,335,577
----------------------------------------------------------------------------------------------------------------------------------
Finland - 0.4%         Diversified Telecommunication         26,000  Elisa Corp.                                           525,120
                       Services - 0.4%
                       -----------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Finland                        525,120
----------------------------------------------------------------------------------------------------------------------------------
France - 2.1%          Electric Utilities - 0.4%             11,900  Electricite de France                                 620,857
                       -----------------------------------------------------------------------------------------------------------
                       Multi-Utilities - 1.7%                41,000  Suez SA                                             1,506,032
                                                             18,800  Veolia Environnement                                  983,069
                                                                                                                     -------------
                                                                                                                         2,489,101
                       -----------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in France                       3,109,958
----------------------------------------------------------------------------------------------------------------------------------
Germany - 2.3%         Electric Utilities - 1.6%             21,900  E.ON AG                                             2,426,323
                       -----------------------------------------------------------------------------------------------------------
                       Multi-Utilities - 0.7%                12,300  RWE AG                                              1,055,007
                       -----------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Germany                      3,481,330
----------------------------------------------------------------------------------------------------------------------------------
Italy - 0.5%           Diversified Telecommunication         14,000  FastWeb SpA (a)                                       674,741
                       Services - 0.5%
                       -----------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Italy                          674,741
----------------------------------------------------------------------------------------------------------------------------------
Mexico - 1.6%          Diversified Telecommunication        201,000  Axtel, SA de CV (a)                                   480,642
                       Services - 0.3%
                       -----------------------------------------------------------------------------------------------------------
                       Wireless Telecommunication            53,100  America Movil, SA de CV (b)                         1,844,163
                       Services - 1.3%
                       -----------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Mexico                       2,324,805
----------------------------------------------------------------------------------------------------------------------------------

Merrill Lynch Utilities and Telecommunications Fund, Inc.
Schedule of Investments as of February 28, 2006                (in U.S. dollars)

                                                             Shares
Country                Industry                                Held  Common Stocks                                       Value
----------------------------------------------------------------------------------------------------------------------------------
Norway - 0.4%          Diversified Telecommunication         56,700  Telenor ASA                                     $     612,379
                       Services - 0.4%
                       -----------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Norway                         612,379
----------------------------------------------------------------------------------------------------------------------------------
Spain - 2.8%           Diversified Telecommunication         43,288  Telefonica SA                                         667,548
                       Services - 0.4%
                       -----------------------------------------------------------------------------------------------------------
                       Electric Utilities - 2.0%             33,600  Endesa SA                                           1,125,246
                                                             56,400  Iberdrola SA                                        1,779,088
                                                                                                                     -------------
                                                                                                                         2,904,334
                       -----------------------------------------------------------------------------------------------------------
                       Wireless Telecommunication            45,200  Telefonica Moviles, SA                                530,286
                       Services - 0.4%
                       -----------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Spain                        4,102,168
----------------------------------------------------------------------------------------------------------------------------------
United Kingdom - 4.2%  Electric Utilities - 2.0%             41,400  Scottish & Southern Energy Plc                        832,487
                                                            208,900  Scottish Power Plc                                  2,133,430
                                                                                                                     -------------
                                                                                                                         2,965,917
                       -----------------------------------------------------------------------------------------------------------
                       Independent Power Producers &        311,500  International Power Plc                             1,558,242
                       Energy Traders - 1.0%
                       -----------------------------------------------------------------------------------------------------------
                       Multi-Utilities - 0.5%                69,918  National Grid Plc                                     733,939
                       -----------------------------------------------------------------------------------------------------------
                       Wireless Telecommunication            54,200  Vodafone Group Plc (b)                              1,047,144
                       Services - 0.7%
                       -----------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in the United Kingdom           6,305,242
----------------------------------------------------------------------------------------------------------------------------------
United States - 71.9%  Commercial Services &                126,000  Synagro Technologies, Inc.                            602,280
                       Supplies - 0.4%
                       -----------------------------------------------------------------------------------------------------------
                       Diversified Telecommunication        158,800  AT&T, Inc.                                          4,381,292
                       Services - 8.6%                      108,600  BellSouth Corp.                                     3,429,588
                                                             50,900  Citizens Communications Co.                           679,515
                                                            128,400  Verizon Communications, Inc.                        4,327,080
                                                                                                                     -------------
                                                                                                                        12,817,475
                       -----------------------------------------------------------------------------------------------------------
                       Electric Utilities - 21.3%            17,000  Allegheny Energy, Inc. (a)                            607,920
                                                             37,000  American Electric Power Co., Inc.                   1,350,500
                                                             50,662  Cinergy Corp.                                       2,233,181
                                                             57,900  DPL, Inc.                                           1,558,668
                                                             67,100  Edison International                                2,976,556
                                                             36,900  Entergy Corp.                                       2,675,619
                                                            100,000  Exelon Corp.                                        5,711,000
                                                             44,600  FPL Group, Inc.                                     1,870,078
                                                             60,000  FirstEnergy Corp.                                   3,064,800
                                                             26,800  ITC Holdings Corp.                                    698,408
                                                             54,800  Mirant Corp. (a)                                    1,348,080
                                                             39,200  Northeast Utilities                                   769,104
                                                            137,200  PPL Corp.                                           4,362,960
                                                             72,000  The Southern Co.                                    2,450,160
                                                                                                                     -------------
                                                                                                                        31,677,034
                       -----------------------------------------------------------------------------------------------------------
                       Electrical Equipment - 0.4%           12,600  Energy Conversion Devices, Inc. (a)                   590,310
                       -----------------------------------------------------------------------------------------------------------
                       Energy Equipment &                    11,000  ENSCO International, Inc.                             491,590
                       Services - 3.1%                       14,800  GlobalSantaFe Corp.                                   819,032
                                                             19,900  Halliburton Co.                                     1,353,200
                                                             18,000  Transocean, Inc. (a)                                1,335,240
                                                             14,900  Weatherford International Ltd. (a)                    642,488
                                                                                                                     -------------
                                                                                                                         4,641,550
                       -----------------------------------------------------------------------------------------------------------

Merrill Lynch Utilities and Telecommunications Fund, Inc.
Schedule of Investments as of February 28, 2006                (in U.S. dollars)

                                                             Shares
                       Industry                                Held  Common Stocks                                       Value
----------------------------------------------------------------------------------------------------------------------------------
                       Gas Utilities - 4.9%                  33,100  AGL Resources, Inc.                             $   1,188,290
                                                             17,200  Energen Corp.                                         614,556
                                                             34,200  Equitable Resources, Inc.                           1,243,512
                                                             16,700  National Fuel Gas Co.                                 540,746
                                                             25,000  New Jersey Resources Corp.                          1,125,000
                                                             21,500  Questar Corp.                                       1,574,875
                                                             42,000  UGI Corp.                                             942,900
                                                                                                                     -------------
                                                                                                                         7,229,879
                       -----------------------------------------------------------------------------------------------------------
                       Independent Power Producers &         32,500  The AES Corp. (a)                                     562,250
                       Energy Traders - 10.2%                59,300  Constellation Energy Group, Inc.                    3,483,282
                                                             73,400  Duke Energy Corp.                                   2,084,560
                                                             32,200  NRG Energy, Inc. (a)                                1,392,650
                                                             25,300  Ormat Technologies, Inc.                              972,279
                                                            129,200  TXU Corp.                                           6,768,788
                                                                                                                     -------------
                                                                                                                        15,263,809
                       -----------------------------------------------------------------------------------------------------------
                       Media - 1.1%                          19,700  Cablevision Systems Corp. Class A (a)                 517,125
                                                             41,200  Comcast Corp. Special Class A (a)                   1,102,100
                                                                                                                     -------------
                                                                                                                         1,619,225
                       -----------------------------------------------------------------------------------------------------------
                       Multi-Utilities - 13.1%               16,000  Alliant Energy Corp.                                  529,600
                                                             26,700  Ameren Corp.                                        1,352,889
                                                            141,400  Aquila, Inc. (a)                                      551,460
                                                             47,800  CMS Energy Corp. (a)                                  673,024
                                                              8,000  Consolidated Edison, Inc.                             366,960
                                                             56,837  Dominion Resources, Inc.                            4,268,459
                                                             84,400  NSTAR                                               2,477,984
                                                             12,100  OGE Energy Corp.                                      347,875
                                                             63,500  PG&E Corp.                                          2,416,175
                                                             42,900  Public Service Enterprise Group, Inc.               2,976,831
                                                             18,700  SCANA Corp.                                           762,586
                                                             35,500  Sempra Energy                                       1,698,320
                                                             28,600  Wisconsin Energy Corp.                              1,168,882
                                                                                                                     -------------
                                                                                                                        19,591,045
                       -----------------------------------------------------------------------------------------------------------
                       Oil, Gas & Consumable                 11,000  ConocoPhillips                                        670,560
                       Fuels - 3.8%                          15,600  EOG Resources, Inc.                                 1,051,440
                                                             11,000  Kinder Morgan, Inc.                                 1,020,580
                                                             15,000  Peabody Energy Corp.                                  724,050
                                                             12,400  Valero Energy Corp.                                   666,996
                                                             71,800  Williams Cos., Inc.                                 1,548,726
                                                                                                                     -------------
                                                                                                                         5,682,352
                       -----------------------------------------------------------------------------------------------------------
                       Wireless Telecommunication            52,945  Alltel Corp.                                        3,343,477
                       Services - 5.0%                       37,000  American Tower Corp. Class A (a)                    1,177,710
                                                             28,400  Nextel Partners, Inc. Class A (a)                     796,904
                                                             88,325  Sprint Nextel Corp.                                 2,122,450
                                                                                                                     -------------
                                                                                                                         7,440,541
                       -----------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in the United States          107,155,500
----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks
                                                                     (Cost - $97,187,772) - 97.3%                      145,018,898
----------------------------------------------------------------------------------------------------------------------------------

Merrill Lynch Utilities and Telecommunications Fund, Inc.
Schedule of Investments as of February 28, 2006                (in U.S. dollars)

                                                               Face
Country                Industry                              Amount  Trust Preferred                                     Value
----------------------------------------------------------------------------------------------------------------------------------
United States - 0.7%   Independent Power Producers &  USD 1,092,450  AES Trust III, 6.75% due 10/15/2029             $   1,005,736
                       Energy Traders - 0.7%
                       -----------------------------------------------------------------------------------------------------------
                                                                     Total Trust Preferred (Cost - $663,166) - 0.7%      1,005,736
----------------------------------------------------------------------------------------------------------------------------------

                                                         Beneficial
                                                           Interest  Short-Term Securities
----------------------------------------------------------------------------------------------------------------------------------
                                                      USD 3,443,650  Merrill Lynch Liquidity Series, LLC Cash Sweep
                                                                     Series I, 4.42% (c)(d)                              3,443,650
----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Short-Term Securities
                                                                     (Cost - $3,443,650) - 2.3%                          3,443,650
----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Investments
                                                                     (Cost - $101,294,588*) - 100.3%                   149,468,284

                                                                     Liabilities in Excess of Other Assets - (0.3%)       (425,731)
                                                                                                                     -------------
                                                                     Net Assets - 100.0%                             $ 149,042,553
                                                                                                                     =============

* The cost and unrealized appreciation (depreciation) of investments as of February 28, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 101,294,588
                                                                  =============
      Gross unrealized appreciation                               $  48,676,394
      Gross unrealized depreciation                                    (502,698)
                                                                  -------------
      Net unrealized appreciation                                 $  48,173,696
                                                                  =============

(a)   Non-income producing security.
(b)   Depositary receipts.
(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      ----------------------------------------------------------------------------------------------
      Affiliate                                                     Net Activity     Interest Income
      ----------------------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I      $ (3,032,363)     $        52,759
      ----------------------------------------------------------------------------------------------

(d)   Floating rate note.

o Forward foreign exchange contracts as of February 28, 2006 were as follows:

      --------------------------------------------------------------------------
      Foreign Currency                  Settlement                   Unrealized
      Purchased                            Date                     Appreciation
      --------------------------------------------------------------------------
      EUR 517,473                       March 2006                  $      1,512
      --------------------------------------------------------------------------
      Total Unrealized Appreciation on Forward
      Foreign Exchange Contracts - Net
      (USD Commitment - $615,482)                                   $      1,512
                                                                    ============

o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

o     Currency Abbreviations:

      EUR  Euro
      USD  U.S. Dollar

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Utilities and Telecommunications Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Utilities and Telecommunications Fund, Inc.

Date: April 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Utilities and Telecommunications Fund, Inc.

Date: April 20, 2006


By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke
    Chief Financial Officer
    Merrill Lynch Utilities and Telecommunications Fund, Inc.

Date: April 20, 2006